Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Expense, Net	Other expense, net consists of:

	2023	2022
Investments [a]	$201	$221
Restructuring [b]	148	22
Veoneer Active Safety Business transaction costs [c]	23	—
Impairments and loss on sale of operations in Russia [d]	16	376
Loss on sale of business [e]	—	58
Impairments [f]	—	26

Other expense, net	$388	$703

Summary of Net Losses or Gains on Investments

	2023	2022
Revaluation of public company warrants	$110	$173
Non-cash impairment charges [i]	90	—
Revaluation of public and private equity investments	1	49
Net gain on sale of public equity investments	—	(1)
Other expense, net	201	221
Tax effect	(28)	(53)

Net loss attributable to Magna	$173	$168

[i]	The non-cash impairment charges relate to impairments of private equity investments and related long-term receivables within Other assets.